Earnings Per Share - Weighted Average Ordinary Shares Outstanding Basic (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Issued shares outstanding at 1 January (in shares)	684,346,294	683,854,491	683,516,338
Effect of treasury stock (in shares)	363,083	342,785	(290,523)
Average weighted number of ordinary shares outstanding (basic) at 31 December (in shares)	684,709,377	684,197,276	683,225,815